Investment in the Master Trust - Change In Net Assets of Master Trust (Details) - EBP 019 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Appreciation in fair value of investments	$ 4,733
Total investment income	5,491
Net transfers out	(12)
Net assets available for benefits, beginning of year	39,972
Net assets available for benefits, end of year	43,393
Master Trust
EBP, Master Trust [Line Items]
Total investment income	35,026
Net transfers out	(22,130)
Net increase in net assets available for benefits	12,896
Net assets available for benefits, beginning of year	90,883
Net assets available for benefits, end of year	103,779
Master Trust | Carpenter Technology Stock Fund
EBP, Master Trust [Line Items]
Appreciation in fair value of investments	33,578
Interest and dividends	186
Master Trust | Short-term investment fund
EBP, Master Trust [Line Items]
Interest and dividends	$ 1,262